Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total segment operating profit	₩ 1,104,634	₩ 1,007,258	₩ 833,851
Gain on disposal of property and equipment and intangible assets	35,644	8,533	38,933
Others	64,004	94,288	33,017
Other operating income	99,648	102,821	71,950
Impairment loss on property and equipment and intangible assets	(208,833)	(65,935)	(255,839)
Loss on disposal of property and equipment and intangible assets	(41,598)	(47,760)	(87,257)
Donations	(16,774)	(17,557)	(59,012)
Bad debt for accounts receivable - other	(10,559)	(5,802)	(7,718)
Others	(66,573)	(65,015)	(26,876)
Other operating expenses	(1,996,447)	(1,716,411)	(1,782,404)
Operating segments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,418,391	1,185,737	1,227,904
Operating segments [member] | Adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	(69,067)	(77,560)	(26,144)
Operating segments [member] | After adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,349,324	1,108,177	1,201,760
Adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	(313,757)	(178,479)	(394,053)
Gain on disposal of property and equipment and intangible assets	35,644	8,533	38,933
Others	64,004	94,288	33,017
Other operating income	99,648	102,821	71,950
Impairment loss on property and equipment and intangible assets	(208,834)	(65,935)	(255,839)
Loss on disposal of property and equipment and intangible assets	(41,598)	(47,760)	(87,257)
Donations	(16,774)	(17,557)	(59,012)
Bad debt for accounts receivable - other	(10,559)	(5,802)	(7,718)
Others	(66,573)	(66,686)	(30,033)
Other operating expenses	₩ (344,338)	₩ (203,740)	₩ (439,859)